Retirement Benefit Plans	12 Months Ended
Apr. 29, 2011
Retirement Benefit Plans [Abstract]
Retirement Benefit Plans [Text Block]

14. Retirement Benefit Plans

The Company sponsors various retirement benefit plans, including defined benefit pension plans (pension benefits), post-retirement medical plans (post-retirement benefits), defined contribution savings plans, and termination indemnity plans, covering substantially all U.S. employees and many employees outside the U.S. The cost of these plans was $368 million, $237 million, and $223 million in fiscal years 2011, 2010, and 2009, respectively.

In the U.S., the Company maintains a qualified pension plan designed to provide guaranteed minimum retirement benefits to all eligible U.S. employees. Pension coverage for non-U.S. employees of the Company is provided, to the extent deemed appropriate, through separate plans. In addition, U.S. and Puerto Rico employees of the Company are also eligible to receive specified Company paid health care and life insurance benefits through the Company's post-retirement benefits. In addition to the benefits provided under the qualified pension plan, retirement benefits associated with wages in excess of the IRS allowable limits are provided to certain employees under a non-qualified plan.

As of April 29, 2011 and April 30, 2010, the net underfunded status of the Company's benefit plans was $253 million and $411 million, respectively.

The change in benefit obligation and funded status of the Company's employee retirement plans are as follows:

	U.S.		Non-U.S.		Post-Retirement
	Pension Benefits		Pension Benefits		Benefits
	Fiscal Year		Fiscal Year		Fiscal Year
(in millions)	2011	2010	2011	2010	2011	2010
Accumulated benefit obligation at end of year:	$1,342	$1,146	$526	$434	$295	$270

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$1,284	$842	$539	$373	$270	$174
Service cost	87	63	39	27	18	12
Interest cost	77	68	25	22	16	14
Employee contributions	-	-	12	10	7	7
Plan amendments	8	-	2	3	(4)	-
Plan curtailments	-	-	-	(2)	-	-
Actuarial loss/(gain)	80	336	(41)	112	1	74
Benefits paid	(33)	(32)	(6)	(17)	(16)	(13)
Medicare Part D reimbursements	-	-	-	-	1	-
Special termination benefits	13	7	-	-	2	2
Foreign currency exchange rate changes	-	-	68	11	-	-
Projected benefit obligation at end of year	1,516	1,284	638	539	295	270

Change in plan assets:
Fair value of plan assets at beginning of year	1,104	833	420	291	158	108
Actual return on plan assets	141	222	14	79	21	30
Employer contributions	180	81	102	47	28	26
Employee contributions	-	-	12	10	7	7
Benefits paid	(33)	(32)	(6)	(17)	(16)	(13)
Foreign currency exchange rate changes	-	-	64	10	-	-
Fair value of plan assets at end of year	1,392	1,104	606	420	198	158

Funded status at end of year:
Fair value of plan assets	1,392	1,104	606	420	198	158
Benefit obligations	1,516	1,284	638	539	295	270
Underfunded status of the plans	(124)	(180)	(32)	(119)	(97)	(112)
Recognized liability	$(124)	$(180)	$(32)	$(119)	$(97)	$(112)

Amounts recognized on the consolidated balance sheets consist of:
Non-current assets	$46	$-	$45	$-	$-	$-
Current liabilities	(7)	(5)	(2)	(2)	(1)	-
Non-current liabilities	(163)	(175)	(75)	(117)	(96)	(112)
Recognized liability	$(124)	$(180)	$(32)	$(119)	$(97)	$(112)

Amounts recognized in accumulated other comprehensive (loss)/income:
Prior service (benefit)/cost	$4	$(6)	$13	$10	$(3)	$2
Net actuarial loss	688	677	130	148	83	95
Ending balance	$692	$671	$143	$158	$80	$97

In certain countries outside the U.S., fully funding pension plans is not a common practice, as funding provides no income tax benefit. Consequently, certain pension plans were partially funded as of April 29, 2011 and April 30, 2010. U.S. and non-U.S. plans with accumulated benefit obligations in excess of plan assets consist of the following:

	Fiscal Year
(in millions)	2011	2010
Accumulated benefit obligation	$396	$363
Projected benefit obligation	437	393
Plan assets at fair value	193	183

Plans with projected benefit obligations in excess of plan assets consist of the following:
	Fiscal Year
(in millions)	2011	2010
Projected benefit obligation	$474	$675
Plan assets at fair value	225	420

The net periodic benefit cost of the plans include the following components:

	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
(in millions)	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$87	$63	$74	$39	$27	$29	$18	$12	$14
Interest cost	77	68	60	26	22	19	16	14	12
Expected return on plan assets	(106)	(100)	(99)	(27)	(24)	(20)	(13)	(9)	(12)
Amortization of prior service cost	(2)	(1)	(1)	1	1	1	-	-	-
Amortization of net actuarial loss	34	2	6	5	1	-	5	2	-
Curtailment gain	-	-	-	-	(1)	-	-	-	-
Net periodic benefit cost	90	32	40	44	26	29	26	19	14
Special termination benefits	13	7	-	-	-	-	2	2	-
Total cost for the period	$103	$39	$40	$44	$26	$29	$28	$21	$14

The other changes in plan assets and projected benefit obligations recognized in accumulated other comprehensive (loss)/income for fiscal year 2011 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Net actuarial loss/(gain)	$45	$(29)	$(8)
Prior service cost/(credit)	8	2	(4)
Amortization of prior service cost	2	-	-
Amortization of net actuarial gain	(34)	(5)	(5)
Effect of exchange rates	-	17	-
Total recognized in accumulated other comprehensive loss	$21	$(15)	$(17)
Total recognized in net periodic pension cost and accumulated other comprehensive loss	$124	$29	$11

The estimated amounts that will be amortized from accumulated other comprehensive (loss)/income into net periodic benefit cost, before tax, in fiscal year 2012 are as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Amortization of prior service cost/(credit)	$(1)	$2	$-
Amortization of net actuarial loss	45	4	4
	$44	$6	$4

The actuarial assumptions are as follows:
	U.S. Pension Benefits			Non-U.S. Pension Benefits			Post-Retirement Benefits
	Fiscal Year			Fiscal Year			Fiscal Year
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted average assumptions – projected benefit obligation:
Discount rate	5.80%	6.05%	8.25%	4.75%	4.68%	5.41%	5.80%	6.05%	8.25%
Rate of compensation increase	3.80%	3.80%	4.00%	2.97%	3.05%	2.90%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	7.75%	8.00%	8.50%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	7.50%	7.75%	8.50%
Weighted average assumptions – net periodic benefit cost:
Discount rate	6.05%	8.25%	6.75%	4.68%	5.41%	5.37%	6.05%	8.25%	6.75%
Expected return on plan assets	8.25%	8.25%	8.75%	5.71%	5.78%	5.97%	8.25%	8.25%	8.75%
Rate of compensation increase	3.80%	4.00%	4.24%	3.05%	2.90%	3.10%	N/A	N/A	N/A
Initial health care cost trend rate pre-65	N/A	N/A	N/A	N/A	N/A	N/A	8.00%	8.50%	9.00%
Initial health care cost trend rate post-65	N/A	N/A	N/A	N/A	N/A	N/A	7.75%	8.00%	9.00%

The Company's discount rates are determined by considering current yield curves representing high quality, long-term fixed income instruments. The resulting discount rates are consistent with the duration of plan liabilities.

The expected long-term rate of return on plan assets assumptions are determined using a building block approach, considering historical averages and real returns of each asset class. In certain countries, where historical returns are not meaningful, consideration is given to local market expectations of long-term returns.

Retirement Benefit Plan Investment Strategy   The Company has an account that holds the assets for both the U.S. pension plan and other post-retirement benefits, primarily retiree medical benefits. For investment purposes, the plans are managed in an identical way, as their objectives are similar.

The Company has a Qualified Plan Committee (the Plan Committee) that sets investment guidelines with the assistance of an external consultant. These guidelines are established based on market conditions, risk tolerance, funding requirements, and expected benefit payments. The Plan Committee also oversees the investment allocation process, selects the investment managers, and monitors asset performance. As pension liabilities are long-term in nature, the Company employs a long-term total return approach to maximize the long-term rate of return on plan assets for a prudent level of risk. An annual analysis on the risk versus the return of the investment portfolio is conducted to justify the expected long-term rate of return assumption.

The investment portfolio contains a diversified portfolio of investment categories, including equities, fixed income securities, hedge funds, and private equity. Securities are also diversified in terms of domestic and international securities, short- and long-term securities, growth and value styles, large cap and small cap stocks, active and passive management, and derivative-based styles. The Plan Committee believes with prudent risk tolerance and asset diversification, the account should be able to meet its pension and other post-retirement obligations in the future.

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. There is significant variation in policy asset allocation from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country.

Plan assets also included investments in the Company's common stock of $56 million as of April 30, 2010. The Plan did not hold any investments in the Company's common stock as of April 29, 2011.

The Company's pension plan target allocations at April 29, 2011 and April 30, 2010, by asset category, are as follows:

U.S. Plans
	Target Allocation
	2011	2010
Asset Category
Equity securities	50%	55%
Debt securities	20	20
Other	30	25
Total	100%	100%

Non-U.S. Plans
	Target Allocation
	2011	2010
Asset Category
Equity securities	41%	40%
Debt securities	23	15
Other	36	45
Total	100%	100%

Retirement Benefit Plan Asset Fair Values The following is a description of the valuation methodologies used for retirement benefit plan assets measured at fair value.

Short-term investments: Valued at the closing price reported in the active markets in which the individual security is traded.

U.S. government securities: Certain U.S. government securities are valued at the closing price reported in the active markets in which the individual security is traded. Other U.S. government securities are valued based on inputs other than quoted prices that are observable.

Corporate debt securities: Valued based on inputs other than quoted prices that are observable.

Common stock: Valued at the closing price reported in the active markets in which the individual security is traded.

Equity Mutual Funds/Commingled Trusts: Valued based on the year-end net asset values of the investment vehicles. The net asset values of the investment vehicles are based on the fair values of the underlying investments of the partnerships valued at the closing price reported in the active markets in which the individual security is traded. Equity mutual funds have a daily reported net asset value and the Company classifies these investments as Level 2. Commingled trusts do not have a daily reported net asset value and the Company classifies these investments as Level 3.

Fixed Income Mutual Funds: Valued based on the year-end net asset values of the investment vehicles. The net asset values of the investment vehicles are based on the fair values of the underlying investments of the partnerships valued based on inputs other than quoted prices that are observable.

Partnership Units: Valued based on the year-end net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available partnerships consist of the investment pools which invest primarily in common stocks. Partnership units include partnerships, private equity investments, and real asset investments. Partnerships primarily include long/short equity and absolute return strategies. These investments can be redeemed monthly with notice periods ranging from 45 to 95 days. There are two absolute return strategy funds totaling $18 million that are in the process of liquidation. The Company expects to receive the majority of the proceeds over the next five years. Private equity investments consist of common stock and debt instruments of private companies. For private equity funds, the sum of the unfunded commitments is $29 million and the estimated liquidation period of these funds is expected to be one to 10 years. Real asset investments consist of commodities, derivatives, Real Estate Investment Trusts, and illiquid real estate holdings. These investments have redemption periods ranging from 30 days to 10 years. If a quoted market price is not available for a partnership investment, other valuation procedures are utilized to arrive at fair value.

Registered Investment Companies: Valued at the quoted market prices of shares held by the plan at year-end in the active market on which the individual securities are traded.

Insurance Contracts: Comprised of investments in collective (group) insurance contracts, consisting of individual insurance policies. The policyholder is the employer and each member is the owner/beneficiary of their individual insurance policy. These policies are a part of the insurance company's general portfolio and participate in the insurer's profit-sharing policy on an excess yield basis.

The methods described above may produce fair values that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

During fiscal year 2011, the Company reviewed the hierarchy classification of fixed income mutual funds. The Company determined these investments had valuation characteristics consistent with Level 2 securities. Consequently, the Company transferred fixed income mutual funds from Level 1 to Level 2. Additionally, the Company reviewed the hierarchy classification of registered investment companies. The Company determined these investments had valuation characteristics consistent with Level 2 securities. Consequently, the Company transferred registered investment companies from Level 1 to Level 2. There were no significant transfers from Level 1 or 2 to Level 3 during the fiscal years ended April 29, 2011 or April 30, 2010.

The following tables provide information by level for the retirement benefit plan assets that are measured at fair value, as defined by U.S. GAAP. See Note 6 for discussion of the fair value measurement terms of Levels 1, 2, and 3.

U.S. Pension Benefits

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Short-term investments	$186	$186	$-	$-
U.S. government securities	118	74	44	-
Corporate debt securities	82	-	82	-
Other common stock	201	201	-	-
Equity mutual funds/commingled trusts	309	-	67	242
Fixed income mutual funds	53	-	53	-
Partnership units	443	-	-	443
	$1,392	$461	$246	$685

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Short-term investments	$39	$39	$-	$-
U.S. government and agency securities	29	15	14	-
Corporate debt securities	24	-	24	-
Medtronic, Inc. common stock	49	49	-	-
Other common stock	195	195	-	-
Fixed income mutual funds	167	167	-	-
Partnership units	601	-	-	601
	$1,104	$465	$38	$601

The following table provides a reconciliation of the beginning and ending balances of U.S. pension benefits assets measured at fair value that used significant unobservable inputs (Level 3):

	April 29,	April 30,
(in millions)	2011	2010
Beginning Balance	$601	$528
Total realized gains/(losses) and other-than-temporary impairment losses included in earnings	5	(14)
Total unrealized gains included in accumulated other comprehensive loss	78	126
Purchases, issuances, and settlements	1	(39)
Ending Balance	$685	$601

Non-U.S. Benefits

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Registered investment companies	$590	$-	$590	$-
Insurance contracts	9	-	-	9
Partnership units	7	-	-	7
	$606	$-	$590	$16

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Registered investment companies	$413	$413	$-	$-
Insurance contracts	7	-	-	7
	$420	$413	$-	$7

The following table provides a reconciliation of the beginning and ending balances of non-U.S. pension benefits assets measured at fair value that used significant unobservable inputs (Level 3):

	April 29,	April 30,
(in millions)	2011	2010
Beginning Balance	$7	$5
Foreign currency exchange	1	-
Purchases, issuances, and settlements	8	2
Ending Balance	$16	$7

Post-Retirement Benefits

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 29, 2011	Level 1	Level 2	Level 3
Short-term investments	$28	$28	$-	$-
U.S. government securities	17	11	6	-
Corporate debt securities	12	-	12	-
Other common stock	30	30	-	-
Equity mutual funds/commingled trusts	46	-	10	36
Fixed income mutual funds	8	-	8	-
Partnership units	66	-	-	66
Total	$207	$69	$36	$102
Other items to reconcile to fair value of plan assets	(9)
	$198

	Fair Value	Fair Value Measurements
	at	Using Inputs Considered as
(in millions)	April 30, 2010	Level 1	Level 2	Level 3
Short-term investments	$6	$6	$-	$-
U.S. government securities	4	2	2	-
Corporate debt securities	4	-	4	-
Medtronic, Inc. common stock	7	7	-	-
Other common stock	29	29	-	-
Fixed income mutual funds	25	25	-	-
Partnership units	89	-	-	89
Total	$164	$69	$6	$89
Other items to reconcile to fair value of plan assets	(6)
	$158

The following table provides a reconciliation of the beginning and ending balances of post-retirement benefit assets measured at fair value that used significant unobservable inputs (Level 3):

	April 29,	April 30,
(in millions)	2011	2010
Beginning Balance	$89	$69
Total realized gains/(losses) and other-than-temporary impairment losses included in earnings	1	(2)
Total unrealized gains included in accumulated other comprehensive loss	12	19
Purchases, issuances, and settlements	-	3
Ending Balance	$102	$89

Retirement Benefit Plan Funding It is the Company's policy to fund retirement costs within the limits of allowable tax deductions. During fiscal year 2011, the Company made discretionary contributions of approximately $180 million to the U.S. pension plan and approximately $28 million to fund post-retirement benefits. Internationally, the Company contributed approximately $102 million for pension benefits during fiscal year 2011. During fiscal year 2012, the Company anticipates that its contribution for pension benefits and post-retirement benefits will be consistent with those contributions made during the prior fiscal year 2010. Based on the guidelines under the U.S. Employee Retirement Income Security Act of 1974 and the various guidelines which govern the plans outside the U.S., the majority of anticipated fiscal year 2012 contributions will be discretionary.

Retiree benefit payments, which reflect expected future service, are anticipated to be paid as follows:

(in millions)	U.S. Pension Benefits	Non-U.S. Pension Benefits	Post-Retirement Benefits
Fiscal Year	Gross Payments	Gross Payments	Gross Payments	Gross Medicare Part D Receipts
2012	$43	$30	$10	$1
2013	47	21	11	1
2014	52	23	13	1
2015	57	24	15	1
2016	63	26	17	2
2017 – 2021	406	153	125	16
Total	$668	$277	$191	$22

In March 2010, President Obama signed into law the Patient Protection and Affordable Care Act (PPACA) and the Reconciliation Act. Included among the major provisions of these laws is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act (MMA) in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is actuarially equivalent to the benefit provided by the Medicare Part D program. Prior to the enactment of the PPACA and the Reconciliation Act, the Company was allowed to deduct the full cost of its retiree drug plans without reduction for subsidies received.

Under U.S. GAAP, the Company records a liability on its balance sheet for the expected cost of earned future retiree health benefits. When the MMA was enacted in 2003, this liability was reduced to reflect expected future subsidies from the Medicare Part D program. In addition, the Company recorded a reduction to the deferred tax liability on the balance sheet for the value of future tax deductions for these retiree health benefits. Each year, as additional benefits are earned and benefit payments are made, the Company adjusts the post-retirement benefits liability and deferred tax liability.

After the passage of the PPACA and the Reconciliation Act, the Company must reduce the tax deduction for retiree drug benefits paid by the amount of the Medicare Part D subsidy beginning in 2013. U.S. GAAP requires the impact of a change in tax law to be recognized immediately in the income statement in the period that includes the enactment date, regardless of the effective date of the change in tax law. As a result of this change in tax law, the Company recorded a non-cash charge of $15 million in fiscal year 2010 to increase the deferred tax liability. As a result of this legislation, the Company will be evaluating prospective changes to the active and retiree health care benefits offered by the Company.

In August 2006, the Pension Protection Act was signed into law in the U.S. The Pension Protection Act replaces the funding requirements for defined benefit pension plans by subjecting defined benefit plans to 100 percent of the current liability funding target. Defined benefit plans with a funding status of less than 80 percent of the current liability are defined as being “at risk.” The Pension Protection Act was effective for the 2008 plan year. The Company's U.S. qualified defined benefit plans are funded in excess of 80 percent, and therefore the Company expects that the plans will not be subject to the “at risk” funding requirements of the Pension Protection Act and that the law will not have a material impact on future contributions.

The initial health care cost trend rates for post-retirement benefit plans was 7.75 percent for pre-65 and 7.50 percent for post-65 at April 29, 2011. Based on actuarial data, the trend rates are expected to decline to 5.0 percent over a five-year period. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(in millions)	One-Percentage- Point Increase	One-Percentage- Point Decrease
Effect on post-retirement benefit cost	$2	$(2)
Effect on post-retirement benefit obligation	13	(12)

Defined Contribution Savings Plans    The Company has defined contribution savings plans that cover substantially all U.S. employees and certain non-U.S. employees. The general purpose of these plans is to provide additional financial security during retirement by providing employees with an incentive to make regular savings. Company contributions to the plans are based on employee contributions and Company performance and starting in fiscal year 2006, the entire match is made in cash. Expense under these plans was $147 million, $110 million, and $103 million in fiscal years 2011, 2010, and 2009, respectively.

Effective May 1, 2005, the Company froze participation in the existing defined benefit pension plan in the U.S. and implemented two new plans including an additional defined benefit pension plan and a new defined contribution pension plan, respectively: the Personal Pension Account (PPA) and the Personal Investment Account (PIA). Employees in the U.S. hired on or after May 1, 2005 have the option to participate in either the PPA or the PIA. Participants in the PPA receive an annual allocation of their salary and bonus on which they will receive an annual guaranteed rate of return which is based on the 10-year Treasury bond rate. Participants in the PIA also receive an annual allocation of their salary and bonus; however, they are allowed to determine how to invest their funds among identified fund alternatives. The cost associated with the PPA is included in U.S. Pension Benefits in the tables presented earlier. The defined contribution cost associated with the PIA was approximately $46 million, $41 million, and $37 million in fiscal years 2011, 2010, and 2009, respectively.